Intangible Assets (Summary of Amortizing and Indefinite-Lived Intangibles) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Intangible Assets [Line Items]
Intangible assets, gross	$ 1,067,725	$ 1,067,725
Intangible assets, cumulative amortization	(41,134)	(40,505)
Intangible assets, cumulative impairment	(184,274)	(184,274)
Intangible assets, net	842,317	842,946
Amortizing intangibles:
Gross carrying value	42,503	42,503
Cumulative amortization	(7,174)	(6,545)
Cumulative impairment losses	0	0
Intangible assets, net	35,329	35,958
Indefinite lived intangible assets:
Gross carrying value	1,025,222	1,025,222
Cumulative amortization	(33,960)	(33,960)
Cumulative impairment losses	(184,274)	(184,274)
Intangible assets, net	$ 806,988	$ 806,988
Customer Relationships [Member]
Amortizing intangibles:
Weighted average life	5 years	5 years 2 months 13 days
Gross carrying value	$ 9,400	$ 9,400
Cumulative amortization	(4,042)	(3,470)
Cumulative impairment losses	0	0
Intangible assets, net	$ 5,358	$ 5,930
Off-Market Favorable Lease [Member]
Amortizing intangibles:
Weighted average life	37 years 9 months	38 years
Gross carrying value	$ 11,730	$ 11,730
Cumulative amortization	(3,132)	(3,075)
Cumulative impairment losses	0	0
Intangible assets, net	8,598	8,655
Development Agreement
Amortizing intangibles:
Gross carrying value	21,373	21,373
Cumulative amortization	0	0
Cumulative impairment losses	0	0
Intangible assets, net	21,373	21,373
Trademarks
Indefinite lived intangible assets:
Gross carrying value	151,887	151,887
Cumulative amortization	0	0
Cumulative impairment losses	(4,300)	(4,300)
Intangible assets, net	147,587	147,587
Gaming License Rights
Indefinite lived intangible assets:
Gross carrying value	873,335	873,335
Cumulative amortization	(33,960)	(33,960)
Cumulative impairment losses	(179,974)	(179,974)
Intangible assets, net	$ 659,401	$ 659,401